American High-Income Trust®
Investment portfolio
June 30, 2021
unaudited
Bonds, notes & other debt instruments 88.84% Corporate bonds, notes & loans 88.44% Energy 13.32%	Principal amount (000)	Value (000)
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	$8,150	$8,834
Antero Midstream Partners LP 5.375% 2029[1]	8,395	8,762
Antero Resources Corp. 7.625% 2029[1]	2,710	3,012
Antero Resources Corp. 5.375% 2030[1]	15,820	16,166
Apache Corp. 4.625% 2025	20,815	22,539
Apache Corp. 4.875% 2027	20,757	22,509
Apache Corp. 4.375% 2028	16,119	17,181
Apache Corp. 6.00% 2037	7,410	8,520
Apache Corp. 5.10% 2040	18,635	19,543
Apache Corp. 4.75% 2043	5,725	5,965
Apache Corp. 4.25% 2044	270	265
Apache Corp. 5.35% 2049	150	158
Ascent Resources - Utica LLC 7.00% 2026[1]	24,785	26,015
Ascent Resources - Utica LLC 9.00% 2027[1]	5,346	7,409
Ascent Resources - Utica LLC 8.25% 2028[1]	4,764	5,250
Ascent Resources - Utica LLC 5.875% 2029[1]	17,675	17,697
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	5,066	5,616
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	11,254	12,211
Bristow Group, Inc. 6.875% 2028[1]	6,675	6,818
California Resources Corp. 7.125% 2026[1]	5,085	5,358
Carrizo Oil & Gas, Inc. 6.25% 2023	35,500	35,563
Cenovus Energy, Inc. 5.375% 2025	7,485	8,568
Cenovus Energy, Inc. 4.25% 2027	390	436
Cenovus Energy, Inc. 5.25% 2037	400	479
Cenovus Energy, Inc. 5.40% 2047	6,390	7,924
Centennial Resource Production, LLC 6.875% 2027[1]	7,097	7,268
Cheniere Energy Partners LP 5.625% 2026	22,180	23,067
Cheniere Energy Partners LP 4.50% 2029	26,037	28,022
Cheniere Energy Partners LP 4.00% 2031[1]	30,178	31,574
Cheniere Energy, Inc. 7.00% 2024	10,666	12,223
Cheniere Energy, Inc. 5.875% 2025	5,005	5,740
Cheniere Energy, Inc. 4.625% 2028[1]	103,864	109,706
Chesapeake Energy Corp. 4.875% 2022[4]	28,871	830
Chesapeake Energy Corp. 5.75% 2023[4]	1,730	50
Chesapeake Energy Corp. 5.50% 2026[1]	20,225	21,394
Chesapeake Energy Corp. 5.875% 2029[1]	17,960	19,464
CNX Resources Corp. 7.25% 2027[1]	15,507	16,639
CNX Resources Corp. 6.00% 2029[1]	19,307	20,902
Comstock Resources, Inc. 6.75% 2029[1]	15,975	17,037
Comstock Resources, Inc. 5.875% 2030[1]	20,455	20,890
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,4,5]	115,294	32,859
Continental Resources, Inc. 5.75% 2031[1]	10,415	12,485
Convey Park Energy LLC 7.50% 2025[1]	5,500	5,721
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	62,730	65,442
Crestwood Midstream Partners LP 6.00% 2029[1]	9,825	10,304
American High-Income Trust — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	$4,835	$4,750
Devon Energy Corp. 5.875% 2028[1]	2,830	3,152
Devon Energy Corp. 4.50% 2030[1]	10,040	11,047
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[1,3,5,7,8]	2,584	2,584
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,5,7,8]	2,337	2,337
DT Midstream, Inc. 4.125% 2029[1]	31,680	32,205
DT Midstream, Inc. 4.375% 2031[1]	17,850	18,261
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	684	699
Endeavor Energy Resources LP 6.625% 2025[1]	13,260	14,228
Energean Israel Finance, Ltd. 4.50% 2024[1]	7,855	8,042
Energy Transfer Operating LP 5.00% 2050	35,452	41,055
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	8,300	8,483
EnLink Midstream Partners, LLC 5.625% 2028[1]	8,585	9,095
EQM Midstream Partners LP 4.75% 2023	4,250	4,442
EQM Midstream Partners LP 6.00% 2025[1]	4,000	4,359
EQM Midstream Partners LP 4.125% 2026	3,011	3,090
EQM Midstream Partners LP 6.50% 2027[1]	41,025	45,863
EQM Midstream Partners LP 5.50% 2028	15,121	16,370
EQM Midstream Partners LP 4.50% 2029[1]	21,910	22,319
EQM Midstream Partners LP 4.75% 2031[1]	21,350	22,027
EQM Midstream Partners LP 6.50% 2048	2,000	2,144
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	10,982	12,825
EQT Corp. 3.90% 2027	1,825	1,957
EQT Corp. 5.00% 2029	7,360	8,216
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[6]	5,395	7,036
EQT Corp. 3.625% 2031[1]	7,912	8,269
Genesis Energy LP 5.625% 2024	4,535	4,563
Genesis Energy LP 6.50% 2025	27,984	28,320
Genesis Energy LP 8.00% 2027	47,572	50,040
Guara Norte SARL 5.198% 2034[1]	13,027	13,598
Harvest Midstream I LP 7.50% 2028[1]	43,865	47,725
Hess Midstream Partners LP 5.125% 2028[1]	9,663	10,149
Hilcorp Energy I LP 5.75% 2025[1]	11,400	11,612
Hilcorp Energy I LP 5.75% 2029[1]	10,815	11,290
Hilcorp Energy I LP 6.00% 2031[1]	9,540	10,124
Independence Energy Finance LLC 7.25% 2026[1]	8,650	9,110
Indigo Natural Resources LLC 5.375% 2029[1]	8,095	8,470
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.093% 2024[2,3]	526	342
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)[2,3,5]	7,573	3,480
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.00% 2024[2,3,7,8]	2,000	1,000
Murphy Oil Corp. 6.875% 2024	7,150	7,332
Murphy Oil Corp. 5.75% 2025	10,000	10,275
Murphy Oil Corp. 6.375% 2028	8,000	8,446
Murphy Oil USA, Inc. 3.75% 2031[1]	12,745	12,615
Nabors Industries, Inc. 5.75% 2025	3,670	3,384
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	10,000	10,300
New Fortress Energy, Inc. 6.75% 2025[1]	19,050	19,526
New Fortress Energy, Inc. 6.50% 2026[1]	53,170	54,396
NGL Energy Operating LLC 7.50% 2026[1]	139,465	146,613
NGL Energy Partners LP 7.50% 2023	23,690	23,364
American High-Income Trust — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 6.125% 2025	$36,123	$32,854
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,158
Northern Oil and Gas, Inc. 8.125% 2028[1]	25,910	27,952
NorthRiver Midstream Finance LP 5.625% 2026[1]	10,800	11,237
NuStar Logistics LP 6.00% 2026	6,129	6,662
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	33,755	35,981
Oasis Petroleum, Inc. 6.375% 2026[1,9]	15,131	15,796
Occidental Petroleum Corp. 2.70% 2023	102	105
Occidental Petroleum Corp. 2.90% 2024	45,243	46,318
Occidental Petroleum Corp. 3.50% 2025	1,600	1,638
Occidental Petroleum Corp. 5.875% 2025	12,395	13,805
Occidental Petroleum Corp. 8.00% 2025	22,020	26,397
Occidental Petroleum Corp. 3.40% 2026	10,000	10,253
Occidental Petroleum Corp. 3.00% 2027	500	497
Occidental Petroleum Corp. 3.50% 2029	4,155	4,175
Occidental Petroleum Corp. 6.625% 2030	14,500	17,418
Occidental Petroleum Corp. 8.875% 2030	7,825	10,475
Occidental Petroleum Corp. 6.125% 2031	8,440	9,940
Occidental Petroleum Corp. 6.45% 2036	625	748
Occidental Petroleum Corp. 4.10% 2047	580	541
Occidental Petroleum Corp. 4.20% 2048	2,543	2,381
PDC Energy, Inc. 5.75% 2026	12,000	12,551
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[1,5]	19,316	14,619
Petrobras Global Finance Co. 5.60% 2031	4,225	4,737
Petrobras Global Finance Co. 6.90% 2049	6,575	7,847
Petrobras Global Finance Co. 6.75% 2050	12,530	14,667
Petrobras Global Finance Co. 5.50% 2051	4,230	4,237
Petróleos Mexicanos 6.875% 2025[1]	6,200	6,871
Petróleos Mexicanos 5.35% 2028	7,643	7,526
Petróleos Mexicanos 7.69% 2050	11,404	10,991
Petrorio Luxembourg SARL 6.125% 2026[1]	6,800	6,965
PowerTeam Services, LLC 9.033% 2025[1]	16,015	17,637
Precision Drilling Corp. 7.125% 2026[1]	4,900	5,057
Precision Drilling Corp. 6.875% 2029[1]	13,020	13,427
Range Resources Corp. 4.875% 2025	9,698	10,050
Range Resources Corp. 8.25% 2029[1]	13,815	15,594
Rattler Midstream Partners LP 5.625% 2025[1]	19,793	20,832
Renewable Energy Group, Inc. 5.875% 2028[1]	11,030	11,599
Rockies Express Pipeline LLC 4.95% 2029[1]	11,193	11,559
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,059
Sabine Pass Liquefaction, LLC 4.50% 2030	8,930	10,316
Sanchez Energy Corp. 7.25% 2023[1,4]	22,796	570
SM Energy Co. 6.50% 2028	2,910	2,994
Southwestern Energy Co. 6.45% 2025[6]	12,905	14,312
Southwestern Energy Co. 7.50% 2026	35,440	37,566
Southwestern Energy Co. 7.75% 2027	6,259	6,799
Southwestern Energy Co. 8.375% 2028	15,315	17,327
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	15,460	15,846
Sunoco LP 5.50% 2026	14,672	15,169
Sunoco LP 6.00% 2027	10,591	11,111
Sunoco LP 4.50% 2029[1]	31,065	31,702
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	9,120	9,406
Tallgrass Energy Partners LP 5.50% 2024[1]	5,344	5,430
Tallgrass Energy Partners LP 7.50% 2025[1]	11,305	12,417
American High-Income Trust — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	$384	$199
Targa Resources Partners LP 5.875% 2026	8,669	9,129
Targa Resources Partners LP 6.50% 2027	6,322	6,871
Targa Resources Partners LP 6.875% 2029	4,530	5,113
Targa Resources Partners LP 5.50% 2030	21,068	23,196
Targa Resources Partners LP 4.875% 2031[1]	31,050	33,654
Targa Resources Partners LP 4.00% 2032[1]	7,350	7,571
Teekay Corp. 9.25% 2022[1]	57,842	59,830
Teekay Offshore Partners LP 8.50% 2023[1]	25,891	23,812
Transocean Guardian, Ltd. 5.875% 2024[1]	6,764	6,592
Transocean Poseidon, Ltd. 6.875% 2027[1]	6,280	6,321
Transocean, Inc. 6.125% 2025[1]	3,737	3,786
Transocean, Inc. 7.25% 2025[1]	8,700	7,601
Transocean, Inc. 8.00% 2027[1]	9,525	8,032
USA Compression Partners LP 6.875% 2026	7,736	8,122
USA Compression Partners LP 6.875% 2027	2,403	2,572
Weatherford International PLC 8.75% 2024[1]	30,964	32,435
Weatherford International PLC 11.00% 2024[1]	75,523	78,640
Western Gas Partners LP 4.50% 2028	20,233	21,676
Western Gas Partners LP 5.45% 2044	985	1,066
Western Midstream Operating LP 4.35% 2025[6]	6,455	6,829
Western Midstream Operating LP 4.75% 2028	2,830	3,066
Western Midstream Operating LP 5.30% 2030[6]	5,550	6,232
Western Midstream Operating LP 6.50% 2050[6]	5,500	6,383
		2,590,193
Communication services 13.18%
Altice France SA 5.125% 2029[1]	36,553	36,778
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	8,275	8,378
Brightstar Escrow Corp. 9.75% 2025[1]	9,985	10,789
Cablevision Systems Corp. 6.75% 2021	9,000	9,199
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,842
Cablevision Systems Corp. 5.375% 2028[1]	2,425	2,569
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	8,595	8,687
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,374	11,786
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	16,647	17,245
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	9,878	10,373
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	4,129	4,335
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	4,391	4,805
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	62,927	65,599
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	65,731	69,593
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	950	972
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	40,375	41,183
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	35,527	36,938
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	15,209	15,582
CenturyLink, Inc. 6.75% 2023	31,074	34,499
CenturyLink, Inc. 7.50% 2024	9,217	10,358
CenturyLink, Inc. 5.125% 2026[1]	21,356	22,235
Cinemark USA, Inc. 5.875% 2026[1]	6,925	7,269
Cinemark USA, Inc. 5.25% 2028[1]	6,550	6,722
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	12,400	13,005
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	6,525	6,764
Cogent Communications Group, Inc. 3.50% 2026[1]	13,195	13,508
Consolidated Communications, Inc. 5.00% 2028[1]	14,350	14,576
American High-Income Trust — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Diamond Sports Group LLC 5.375% 2026[1]	$22,382	$14,521
Diamond Sports Group LLC 6.625% 2027[1]	18,432	9,078
DISH DBS Corp. 5.125% 2029[1]	18,150	17,945
Embarq Corp. 7.995% 2036	58,522	66,417
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	1,787	1,786
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	14,477	15,015
Front Range BidCo, Inc. 6.125% 2028[1]	17,797	18,200
Frontier Communications Corp. 5.875% 2027[1]	30,765	32,995
Frontier Communications Corp. 5.00% 2028[1]	80,150	82,962
Frontier Communications Corp. 6.75% 2029[1]	38,300	40,800
Frontier Communications Holdings, LLC 5.875% 2029	25,882	26,389
Gray Television, Inc. 7.00% 2027[1]	14,544	15,773
iHeartCommunications, Inc. 6.375% 2026	236	251
iHeartCommunications, Inc. 5.25% 2027[1]	30,323	31,760
iHeartCommunications, Inc. 8.375% 2027	427	458
Inmarsat PLC 6.75% 2026[1]	21,400	22,657
Intelsat Jackson Holding Co. 5.50% 2023[4]	40,385	23,171
Intelsat Jackson Holding Co. 8.00% 2024[1]	35,020	36,226
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	47,700	28,314
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	17,530	17,749
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	45,355	46,290
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	6,420	6,435
Lamar Media Corp. 3.75% 2028	2,567	2,616
Lamar Media Corp. 4.875% 2029	5,100	5,389
Lamar Media Corp. 3.625% 2031[1]	8,625	8,448
Level 3 Financing, Inc. 3.75% 2029[1]	20,600	20,059
Liberty Global PLC 5.50% 2028[1]	8,369	8,797
Ligado Networks LLC 15.50% 2023 (100% PIK)[1,5]	35,098	34,667
Ligado Networks LLC 17.50% 2024 (100% PIK)[1,5]	4,447	3,443
Live Nation Entertainment, Inc. 3.75% 2028[1]	5,750	5,784
Match Group, Inc. 4.625% 2028[1]	9,175	9,559
MDC Partners, Inc. 7.50% 2024[1,6]	165,801	168,081
Meredith Corp. 6.875% 2026	25,377	26,425
Netflix, Inc. 4.875% 2028	13,740	15,990
Netflix, Inc. 4.875% 2030[1]	14,298	17,046
News Corp. 3.875% 2029[1]	25,550	25,837
Nexstar Broadcasting, Inc. 4.75% 2028[1]	43,850	45,111
Nexstar Escrow Corp. 5.625% 2027[1]	11,385	12,082
OUTFRONT Media Capital LLC 4.625% 2030[1]	60	61
Playtika Holding Corp. 4.25% 2029[1]	675	676
Qwest Capital Funding, Inc. 6.875% 2028	14,790	16,359
Scripps Escrow II, Inc. 3.875% 2029[1]	12,143	12,064
Sinclair Television Group, Inc. 5.125% 2027[1]	8,199	8,246
Sinclair Television Group, Inc. 4.125% 2030[1]	30,925	30,422
Sirius XM Radio, Inc. 4.625% 2024[1]	5,683	5,846
Sirius XM Radio, Inc. 4.00% 2028[1]	48,875	50,402
Sirius XM Radio, Inc. 4.125% 2030[1]	5,975	6,043
Sprint Corp. 11.50% 2021	10,496	10,901
Sprint Corp. 7.625% 2026	27,221	33,281
Sprint Corp. 6.875% 2028	144,107	184,997
Sprint Corp. 8.75% 2032	111,706	169,933
TEGNA, Inc. 4.75% 2026[1]	17,975	19,166
TEGNA, Inc. 4.625% 2028	9,747	10,125
American High-Income Trust — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
TEGNA, Inc. 5.00% 2029	$13,937	$14,623
T-Mobile US, Inc. 2.625% 2026	30,350	31,108
T-Mobile US, Inc. 2.625% 2029	8,040	7,950
T-Mobile US, Inc. 3.375% 2029[1]	30,100	31,136
T-Mobile US, Inc. 2.875% 2031	10,650	10,583
Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	8,175	8,677
Trilogy International Partners, LLC 10.00% 2023[7,8]	20,400	20,400
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	56,355	56,311
Univision Communications, Inc. 5.125% 2025[1]	62,918	64,381
Univision Communications, Inc. 6.625% 2027[1]	76,170	82,629
Univision Communications, Inc. 4.50% 2029[1]	76,600	77,351
UPC Broadband Finco BV 4.875% 2031[1]	11,330	11,370
Virgin Media O2 4.25% 2031[1]	29,300	28,825
Virgin Media Secured Finance PLC 4.50% 2030[1]	14,755	14,884
VMED O2 UK Financing I PLC 4.75% 2031[1]	5,000	5,088
Warner Music Group 3.875% 2030[1]	10,480	10,611
Ziggo Bond Co. BV 5.125% 2030[1]	13,368	13,709
Ziggo Bond Finance BV 5.50% 2027[1]	23,054	24,012
Ziggo Bond Finance BV 4.875% 2030[1]	39,100	40,129
		2,563,414
Consumer discretionary 12.76%
Adient US LLC 9.00% 2025[1]	7,504	8,284
Affinity Gaming 6.875% 2027[1]	14,050	14,961
Allied Universal Holdco LLC 6.625% 2026[1]	10,948	11,621
Allied Universal Holdco LLC 9.75% 2027[1]	17,657	19,467
Allied Universal Holdco LLC 4.625% 2028[1]	14,520	14,567
Allied Universal Holdco LLC 6.00% 2029[1]	31,540	32,017
Atlas LuxCo 4 SARL 4.625% 2028[1]	7,925	7,964
Boyd Gaming Corp. 8.625% 2025[1]	2,090	2,307
Boyd Gaming Corp. 4.75% 2027	11,564	11,983
Boyd Gaming Corp. 4.75% 2031[1]	14,320	14,875
Boyne USA, Inc. 4.75% 2029[1]	4,155	4,299
Brookfield Residential Properties, Inc. 5.00% 2029[1]	5,450	5,507
Burger King Corp. 3.875% 2028[1]	10,125	10,264
Caesars Entertainment, Inc. 6.25% 2025[1]	16,130	17,118
Caesars Resort Collection, LLC 5.75% 2025[1]	6,980	7,364
Carnival Corp. 11.50% 2023[1]	23,776	26,788
Carnival Corp. 7.625% 2026[1]	21,450	23,327
Carnival Corp. 10.50% 2026[1]	22,020	25,665
Carrols Restaurant Group, Inc. 5.875% 2029[1]	13,265	13,116
Carvana Co. 5.625% 2025[1]	7,820	8,150
Carvana Co. 5.50% 2027[1]	30,830	31,923
Carvana Co. 5.875% 2028[1]	17,070	17,985
CEC Entertainment, Inc. 6.75% 2026[1]	20,520	21,084
Cirsa Gaming Corp. SA 7.875% 2023[1]	81,547	83,325
Colt Merger Sub, Inc. 8.125% 2027[1]	1,350	1,503
Dana, Inc. 5.625% 2028	11,765	12,756
Dana, Inc. 4.25% 2030	8,010	8,250
Empire Communities Corp. 7.00% 2025[1]	8,900	9,376
Everi Holdings Inc. 5.00% 2029[1]	15,135	15,513
Extended Stay America, Inc. 5.25% 2025[1]	13,850	14,125
Fertitta Entertainment, Inc. 6.75% 2024[1]	45,317	45,837
Ford Motor Co. 8.50% 2023	34,981	39,081
American High-Income Trust — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 9.00% 2025	$10,747	$13,263
Ford Motor Co. 9.625% 2030	4,175	5,997
Ford Motor Co. 7.45% 2031	4,725	6,219
Ford Motor Credit Company LLC 5.875% 2021	12,470	12,549
Ford Motor Credit Company LLC 3.339% 2022	5,202	5,294
Ford Motor Credit Company LLC 3.087% 2023	1,006	1,027
Ford Motor Credit Company LLC 3.096% 2023	1,708	1,744
Ford Motor Credit Company LLC 4.375% 2023	2,986	3,157
Ford Motor Credit Company LLC 3.664% 2024	10,115	10,631
Ford Motor Credit Company LLC 3.81% 2024	23,513	24,635
Ford Motor Credit Company LLC 5.584% 2024	13,512	14,815
Ford Motor Credit Company LLC 3.375% 2025	31,625	32,833
Ford Motor Credit Company LLC 5.125% 2025	89,780	98,982
Ford Motor Credit Company LLC 4.389% 2026	275	297
Ford Motor Credit Company LLC 4.542% 2026	20,395	22,238
Ford Motor Credit Company LLC 3.815% 2027	23,255	24,252
Ford Motor Credit Company LLC 4.125% 2027	16,940	17,993
Ford Motor Credit Company LLC 4.271% 2027	4,575	4,908
Ford Motor Credit Company LLC 2.90% 2028	7,350	7,324
Ford Motor Credit Company LLC 5.113% 2029	2,845	3,189
Ford Motor Credit Company LLC 4.00% 2030	26,488	27,779
Full House Resorts, Inc. 8.25% 2028[1]	24,245	26,514
Golden Nugget, Inc., Term Loan B, (3-month USD-LIBOR + 2.50%) 3.25% 2023[2,3]	1,805	1,793
Goodyear Tire & Rubber Co. 5.00% 2029[1]	14,200	14,885
Grupo Axo, SAPI de CV, 5.75% 2026[1]	4,080	4,086
Hanesbrands, Inc. 4.625% 2024[1]	35,790	37,982
Hanesbrands, Inc. 5.375% 2025[1]	11,356	12,057
Hanesbrands, Inc. 4.875% 2026[1]	35,056	37,904
Hilton Grand Vacations Borrower LLC 5.00% 2029[1]	48,160	49,304
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	3,750	3,792
Hilton Worldwide Holdings, Inc. 4.875% 2030	8,757	9,366
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	20,830	21,043
International Game Technology PLC 6.50% 2025[1]	24,037	26,982
International Game Technology PLC 4.125% 2026[1]	16,640	17,347
International Game Technology PLC 6.25% 2027[1]	11,430	13,065
International Game Technology PLC 5.25% 2029[1]	55,662	59,777
KB Home 6.875% 2027	6,170	7,364
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	568	633
Lennar Corp. 4.50% 2024	495	542
Levi Strauss & Co. 5.00% 2025	1,445	1,478
Levi Strauss & Co. 3.50% 2031[1]	7,470	7,450
LGI Homes, Inc. 4.00% 2029[1]	12,545	12,623
Limited Brands, Inc. 6.625% 2030[1]	2,315	2,683
Limited Brands, Inc. 6.875% 2035	9,709	12,306
Limited Brands, Inc. 6.75% 2036	11,225	14,082
Lithia Motors, Inc. 3.875% 2029[1]	21,865	22,692
Lithia Motors, Inc. 4.375% 2031[1]	6,700	7,186
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	7,175	7,450
M.D.C. Holdings, Inc. 6.00% 2043	11,252	14,515
Magic MergerCo, Inc. 5.25% 2028[1]	8,275	8,500
Magic MergerCo, Inc. 7.875% 2029[1]	8,275	8,544
Marriott Ownership Resorts, Inc. 4.75% 2028	2,500	2,566
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	7,745	7,861
American High-Income Trust — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	$7,688	$7,716
Melco International Development, Ltd. 4.875% 2025[1]	300	307
Melco International Development, Ltd. 5.75% 2028[1]	30,375	32,122
Melco International Development, Ltd. 5.375% 2029[1]	6,350	6,719
Merlin Entertainment 5.75% 2026[1]	10,798	11,332
MGM China Holdings, Ltd. 5.25% 2025[1]	1,525	1,589
MGM Growth Properties LLC 5.625% 2024	12,438	13,485
MGM Growth Properties LLC 4.625% 2025[1]	16,870	18,057
MGM Growth Properties LLC 3.875% 2029[1]	22,525	22,935
MGM Resorts International 6.00% 2023	9,469	10,148
MGM Resorts International 5.50% 2027	5,707	6,280
Midwest Gaming Borrower, LLC 4.875% 2029[1]	13,745	13,779
Mohegan Gaming & Entertainment 8.00% 2026[1]	59,105	61,833
NCL Corp., Ltd. 3.625% 2024[1]	6,450	6,237
NCL Corp., Ltd. 12.25% 2024[1]	2,900	3,506
NCL Corp., Ltd. 5.875% 2026[1]	8,100	8,503
Neiman Marcus Group LLC 7.125% 2026[1]	54,105	57,825
Newell Rubbermaid, Inc. 4.875% 2025	7,770	8,617
Newell Rubbermaid, Inc. 5.875% 2036[6]	535	662
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	4,625	5,388
Panther BF Aggregator 2 LP 6.25% 2026[1]	5,780	6,165
Panther BF Aggregator 2 LP 8.50% 2027[1]	14,785	16,137
Party City Holdings, Inc. 6.125% 2023[1]	7,000	6,338
Party City Holdings, Inc. 6.625% 2026[1]	5,000	4,313
Party City Holdings, Inc. 8.75% 2026[1]	54,391	58,130
Peninsula Pacific Entertainment LLC 8.50% 2027[1]	8,925	9,597
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[2,3]	17,417	16,775
Raptor Acquisition Corp. 4.875% 2026[1]	21,250	21,574
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	8,900	8,926
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	7,825	8,127
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	5,500	6,270
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	40,330	46,533
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	32,740	32,740
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	25,484	26,344
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	23,061	25,281
Scientific Games Corp. 5.00% 2025[1]	2,935	3,038
Scientific Games Corp. 8.625% 2025[1]	28,960	31,747
Scientific Games Corp. 8.25% 2026[1]	52,094	55,935
Scientific Games Corp. 7.00% 2028[1]	7,261	7,945
Scientific Games Corp. 7.25% 2029[1]	4,235	4,788
Six Flags Entertainment Corp. 4.875% 2024[1]	12,639	12,781
Sizzling Platter LLC 8.50% 2025[1]	7,925	8,210
Staples, Inc. 7.50% 2026[1]	8,250	8,555
Station Casinos LLC 4.50% 2028[1]	675	688
Studio City Finance, Ltd. 5.00% 2029[1]	11,475	11,601
Tempur Sealy International, Inc. 4.00% 2029[1]	22,765	23,120
The Home Co., Inc. 7.25% 2025[1]	12,585	13,385
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	17,007	17,031
Universal Entertainment Corp. 8.50% 2024[1]	40,955	43,252
Vail Resorts, Inc. 6.25% 2025[1]	5,590	6,000
VICI Properties LP 4.25% 2026[1]	12,298	12,808
American High-Income Trust — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
VICI Properties LP 4.625% 2029[1]	$23,258	$24,758
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	16,157	16,529
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	9,666	9,864
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	49,202	50,661
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	7,910	8,269
Wheel Pros, Inc. 6.50% 2029[1]	10,385	10,523
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	13,000	13,048
Wyndham Destinations, Inc. 6.625% 2026[1]	8,975	10,195
Wyndham Destinations, Inc. 4.625% 2030[1]	5,575	5,767
Wyndham Worldwide Corp. 4.375% 2028[1]	22,110	23,022
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	20,373	21,162
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	1,890	2,035
Wynn Macau, Ltd. 5.625% 2028[1]	1,200	1,255
Wynn Macau, Ltd. 5.125% 2029[1]	3,050	3,149
Wynn Resorts, Ltd. 7.75% 2025[1]	15,125	16,334
Wynn Resorts, Ltd. 5.125% 2029[1]	17,530	18,540
		2,480,185
Health care 10.56%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	11,870	11,781
Avantor Funding, Inc. 4.625% 2028[1]	34,645	36,621
Bausch Health Companies, Inc. 9.25% 2026[1]	40,876	44,512
Bausch Health Companies, Inc. 5.75% 2027[1]	12,300	13,093
Bausch Health Companies, Inc. 4.875% 2028[1]	31,730	32,515
Bausch Health Companies, Inc. 5.00% 2028[1]	22,225	21,117
Bausch Health Companies, Inc. 7.00% 2028[1]	10,987	11,349
Bausch Health Companies, Inc. 5.00% 2029[1]	2,100	1,961
Bausch Health Companies, Inc. 6.25% 2029[1]	1,455	1,441
Bausch Health Companies, Inc. 5.25% 2030[1]	29,792	27,744
Bausch Health Companies, Inc. 5.25% 2031[1]	57,210	53,566
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	819	857
Catalent, Inc. 3.125% 2029[1]	9,535	9,247
Centene Corp. 5.375% 2026[1]	18,842	19,713
Centene Corp. 5.375% 2026[1]	4,255	4,452
Centene Corp. 4.25% 2027	34,509	36,407
Centene Corp. 2.45% 2028	43,245	43,883
Centene Corp. 4.625% 2029	96,694	106,462
Centene Corp. 3.00% 2030	40,985	42,154
Centene Corp. 3.375% 2030	18,661	19,532
Centene Corp. 2.50% 2031	27,825	27,477
Charles River Laboratories International, Inc. 4.25% 2028[1]	6,348	6,572
Charles River Laboratories International, Inc. 3.75% 2029[1]	20,585	20,897
Community Health Systems, Inc. 5.625% 2027[1]	17,600	18,811
Community Health Systems, Inc. 6.00% 2029[1]	15,747	16,870
Community Health Systems, Inc. 6.875% 2029[1]	4,500	4,722
DaVita, Inc. 4.625% 2030[1]	21,740	22,381
Encompass Health Corp. 4.50% 2028	8,554	8,887
Encompass Health Corp. 4.75% 2030	9,376	9,975
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	33,961	34,683
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	33,958	22,944
Endo International PLC 5.75% 2022[1]	48,922	45,192
Endo International PLC 5.875% 2024[1]	19,325	19,063
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	26,545	26,047
American High-Income Trust — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 5.875% 2023	$385	$419
HCA, Inc. 5.375% 2025	8,795	9,932
HCA, Inc. 5.375% 2026	8,436	9,718
HCA, Inc. 5.875% 2026	4,721	5,467
HCA, Inc. 4.50% 2027	71	80
HCA, Inc. 5.625% 2028	29,450	34,935
HCA, Inc. 5.875% 2029	8,320	10,071
HCA, Inc. 3.50% 2030	22,522	24,008
HCA, Inc. 5.50% 2047	3,996	5,213
HCA, Inc. 5.25% 2049	8,500	10,856
HCA, Inc. 7.50% 2095	5,000	7,047
IMS Health Holdings, Inc. 5.00% 2026[1]	28,059	29,116
Jaguar Holding Co. II 5.00% 2028[1]	6,280	6,820
Jazz Securities DAC 4.375% 2029[1]	17,815	18,493
Mallinckrodt International Finance SA 5.50% 2025[1,4]	16,000	11,191
Mallinckrodt PLC 5.75% 2022[1,4]	11,605	8,145
Mallinckrodt PLC 10.00% 2025[1]	42,267	47,287
Molina Healthcare, Inc. 5.375% 2022	21,175	22,220
Molina Healthcare, Inc. 4.375% 2028[1]	20,505	21,418
Molina Healthcare, Inc. 3.875% 2030[1]	40,850	42,591
Organon Finance 1 LLC 4.125% 2028[1]	8,275	8,449
Organon Finance 1 LLC 5.125% 2031[1]	21,320	21,991
Owens & Minor, Inc. 4.375% 2024	29,381	30,737
Owens & Minor, Inc. 4.50% 2029[1]	40,185	41,343
Par Pharmaceutical, Inc. 7.50% 2027[1]	84,159	86,151
Radiology Partners, Inc. 9.25% 2028[1]	29,987	33,247
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	42,981	42,981
RP Escrow Issuer, LLC 5.25% 2025[1]	12,960	13,569
Select Medical Holdings Corp. 6.25% 2026[1]	9,039	9,647
Surgery Center Holdings 10.00% 2027[1]	7,264	7,998
Syneos Health, Inc. 3.625% 2029[1]	14,620	14,492
Team Health Holdings, Inc. 6.375% 2025[1]	15,359	14,639
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	6,235	6,069
Tenet Healthcare Corp. 6.75% 2023	1,730	1,890
Tenet Healthcare Corp. 4.625% 2024	21,901	22,275
Tenet Healthcare Corp. 4.875% 2026[1]	101,449	105,350
Tenet Healthcare Corp. 5.125% 2027[1]	5,000	5,250
Tenet Healthcare Corp. 6.25% 2027[1]	8,995	9,400
Tenet Healthcare Corp. 4.625% 2028[1]	8,350	8,607
Tenet Healthcare Corp. 6.125% 2028[1]	8,600	9,189
Tenet Healthcare Corp. 4.25% 2029[1]	20,860	21,147
Tenet Healthcare Corp. 6.875% 2031	2,000	2,280
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,145	4,144
Teva Pharmaceutical Finance Co. BV 2.95% 2022	1,500	1,512
Teva Pharmaceutical Finance Co. BV 2.80% 2023	40,678	40,586
Teva Pharmaceutical Finance Co. BV 6.00% 2024	76,748	81,578
Teva Pharmaceutical Finance Co. BV 7.125% 2025	41,591	45,909
Teva Pharmaceutical Finance Co. BV 3.15% 2026	40,561	38,634
Teva Pharmaceutical Finance Co. BV 6.75% 2028	36,482	40,048
Teva Pharmaceutical Finance Co. BV 4.10% 2046	16,312	14,314
U.S. Renal Care, Inc. 10.625% 2027[1]	6,516	6,858
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	74,226	76,174
American High-Income Trust — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	$31,377	$33,685
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	5,076	5,530
		2,053,628
Materials 10.02%
Alcoa Netherlands Holding BV 5.50% 2027[1]	10,760	11,686
Alcoa Netherlands Holding BV 4.125% 2029[1]	6,050	6,319
ArcelorMittal 4.25% 2029	1,885	2,089
ArcelorMittal 7.25% 2039[6]	11,104	15,704
ArcelorMittal 7.00% 2041[6]	17,673	24,576
Arconic Corp. 6.00% 2025[1]	8,170	8,718
Arconic Rolled Products Corp. 6.125% 2028[1]	4,775	5,137
Ardagh Group SA 6.50% 2027[1,5]	12,390	13,035
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	11,410	11,339
Ardagh Packaging Finance 5.25% 2025[1]	570	600
Ardagh Packaging Finance 6.00% 2025[1]	7,808	8,075
Ardagh Packaging Finance 4.125% 2026[1]	960	993
Ardagh Packaging Finance 5.25% 2027[1]	9,685	9,892
Axalta Coating Systems LLC 4.75% 2027[1]	7,995	8,400
BWAY Parent Co., Inc. 5.50% 2024[1]	27,273	27,580
BWAY Parent Co., Inc. 7.25% 2025[1]	3,005	2,951
Cascades, Inc. 5.125% 2026[1]	7,780	8,311
Cascades, Inc. 5.375% 2028[1]	5,965	6,278
Chemours Co. 7.00% 2025	7,005	7,238
Cleveland-Cliffs, Inc. 9.875% 2025[1]	6,478	7,600
Cleveland-Cliffs, Inc. 6.75% 2026[1]	21,628	23,358
Cleveland-Cliffs, Inc. 5.875% 2027	62,855	66,155
Cleveland-Cliffs, Inc. 7.00% 2027	3,853	4,075
Cleveland-Cliffs, Inc. 4.625% 2029[1]	37,550	39,560
Cleveland-Cliffs, Inc. 4.875% 2031[1]	42,271	44,439
Consolidated Energy Finance SA 6.50% 2026[1]	10,805	11,124
Constellium SE 3.75% 2029[1]	8,655	8,579
Crown Holdings, Inc. 4.50% 2023	3,000	3,146
Crown Holdings, Inc. 7.375% 2026	2,000	2,457
CVR Partners LP 9.25% 2023[1]	8,204	8,242
CVR Partners LP 6.125% 2028[1]	47,160	48,398
Element Solutions, Inc. 3.875% 2028[1]	10,800	11,035
First Quantum Minerals, Ltd. 7.25% 2023[1]	44,506	45,424
First Quantum Minerals, Ltd. 6.50% 2024[1]	24,932	25,505
First Quantum Minerals, Ltd. 7.50% 2025[1]	77,651	80,768
First Quantum Minerals, Ltd. 6.875% 2026[1]	45,410	47,561
First Quantum Minerals, Ltd. 6.875% 2027[1]	89,010	97,105
FMG Resources 4.375% 2031[1]	19,410	20,791
Freeport-McMoRan, Inc. 3.875% 2023	201	210
Freeport-McMoRan, Inc. 4.55% 2024	2,500	2,722
Freeport-McMoRan, Inc. 4.25% 2030	11,053	11,854
Freeport-McMoRan, Inc. 4.625% 2030	900	987
Freeport-McMoRan, Inc. 5.40% 2034	12,363	14,949
Freeport-McMoRan, Inc. 5.45% 2043	33,823	41,388
FXI Holdings, Inc. 7.875% 2024[1]	61,219	63,401
FXI Holdings, Inc. 12.25% 2026[1]	97,525	112,597
GPC Merger Sub, Inc. 7.125% 2028[1]	7,945	8,583
Hexion, Inc. 7.875% 2027[1]	40,140	43,355
INEOS Group Holdings SA 5.625% 2024[1]	13,888	13,973
American High-Income Trust — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
INEOS Quattro Finance 2 PLC 3.375% 2026[1]	$1,690	$1,714
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	27,000	30,066
LSB Industries, Inc. 9.625% 2023[1]	76,972	79,234
Mercer International, Inc. 5.125% 2029[1]	7,090	7,305
Methanex Corp. 5.125% 2027	81,520	88,155
Methanex Corp. 5.25% 2029	22,720	24,509
Methanex Corp. 5.65% 2044	16,750	17,366
Neon Holdings, Inc. 10.125% 2026[1]	20,300	22,200
Nouryon Holding BV 8.00% 2026[1]	14,729	15,631
Nova Chemicals Corp. 4.875% 2024[1]	11,505	12,152
Nova Chemicals Corp. 5.00% 2025[1]	5,295	5,673
Nova Chemicals Corp. 5.25% 2027[1]	44,462	47,977
Nova Chemicals Corp. 4.25% 2029[1]	26,935	27,240
Novelis Corp. 5.875% 2026[1]	5,650	5,885
Novelis Corp. 4.75% 2030[1]	16,825	17,687
OCI NV 5.25% 2024[1]	14,261	14,732
Olin Corp. 9.50% 2025[1]	6,880	8,575
Olin Corp. 5.625% 2029	16,635	18,311
Olin Corp. 5.00% 2030	4,740	5,068
Owens-Illinois, Inc. 5.875% 2023[1]	9,000	9,717
Owens-Illinois, Inc. 6.375% 2025[1]	5,341	5,939
Plastipak Holdings, Inc. 6.25% 2025[1]	4,910	5,037
Rayonier A.M. Products, Inc. 7.625% 2026[1]	5,045	5,266
SCIH Salt Holdings, Inc. 4.875% 2028[1]	58,775	58,918
SCIH Salt Holdings, Inc. 6.625% 2029[1]	19,190	19,262
Scotts Miracle-Gro Co. 4.50% 2029	10,276	10,696
Sealed Air Corp. 4.875% 2022[1]	8,590	8,959
Sealed Air Corp. 4.00% 2027[1]	10,395	11,092
Silgan Holdings, Inc. 4.125% 2028	12,765	13,264
SPCM SA 4.875% 2025[1]	16,237	16,735
Summit Materials, Inc. 6.50% 2027[1]	5,478	5,818
Summit Materials, Inc. 5.25% 2029[1]	16,515	17,569
Trivium Packaging BV 5.50% 2026[1]	8,352	8,786
Trivium Packaging BV 8.50% 2027[1]	5,192	5,658
Tronox, Ltd. 4.625% 2029[1]	45,120	45,627
Valvoline, Inc. 4.25% 2030[1]	4,441	4,591
Valvoline, Inc. 3.625% 2031[1]	10,905	10,932
Venator Materials Corp. 5.75% 2025[1]	71,328	70,343
Venator Materials Corp. 9.50% 2025[1]	32,955	37,160
W. R. Grace & Co. 4.875% 2027[1]	13,795	14,644
Warrior Met Coal, Inc. 8.00% 2024[1]	23,261	23,639
		1,947,394
Industrials 8.67%
ADT Corp. 3.50% 2022	19,500	19,890
Allison Transmission Holdings, Inc. 3.75% 2031[1]	40,900	40,251
American Airlines, Inc. 5.50% 2026[1]	35,530	37,662
American Airlines, Inc. 5.75% 2029[1]	13,225	14,316
Associated Materials, LLC 9.00% 2025[1]	32,952	35,011
Atkore, Inc. 4.25% 2031[1]	8,150	8,265
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	4,825	4,956
Avis Budget Car Rental, LLC 5.75% 2027[1]	26,495	27,671
Avis Budget Group, Inc. 5.25% 2025[1]	7,622	7,732
Avis Budget Group, Inc. 4.75% 2028[1]	15,675	16,085
American High-Income Trust — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avis Budget Group, Inc. 5.375% 2029[1]	$22,645	$23,611
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	17,340	19,084
Azul Investments LLP 7.25% 2026[1]	10,700	10,512
Boeing Company 4.508% 2023	470	501
Boeing Company 5.04% 2027	450	519
Boeing Company 3.625% 2031	15,200	16,364
Boeing Company 3.50% 2039	1,090	1,095
Boeing Company 3.90% 2049	540	571
Boeing Company 3.75% 2050	5,675	5,864
Boeing Company 5.93% 2060	9,250	12,797
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	19,125	20,017
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	553	581
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,340	16,590
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	4,500	4,950
Bombardier, Inc. 6.125% 2023[1]	4,325	4,564
Bombardier, Inc. 7.50% 2024[1]	8,763	9,168
Bombardier, Inc. 7.50% 2025[1]	33,683	34,715
Bombardier, Inc. 7.125% 2026[1]	34,900	36,584
Bombardier, Inc. 7.875% 2027[1]	59,390	61,692
Bombardier, Inc. 7.45% 2034[1]	8,670	9,322
Booz Allen Hamilton, Inc. 3.875% 2028[1]	23,133	23,654
BWX Technologies, Inc. 4.125% 2028[1]	13,770	14,066
BWX Technologies, Inc. 4.125% 2029[1]	19,455	19,845
Clarivate Science Holdings Corp. 3.875% 2028[1]	26,655	26,931
Clarivate Science Holdings Corp. 4.875% 2029[1]	24,320	24,989
Clean Harbors, Inc. 4.875% 2027[1]	12,014	12,622
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	171	174
CoreCivic, Inc. 8.25% 2026	38,740	40,249
CoreLogic, Inc. 4.50% 2028[1]	63,925	63,446
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	22,275	22,470
Covanta Holding Corp. 5.875% 2025	8,192	8,495
Covanta Holding Corp. 5.00% 2030	14,150	14,896
Deluxe Corp. 8.00% 2029[1]	6,650	7,233
Dun & Bradstreet Corp. 6.875% 2026[1]	15,898	16,907
Dun & Bradstreet Corp. 10.25% 2027[1]	24,225	26,837
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	7,555	8,751
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	8,835	9,210
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	10,000	10,390
Harsco Corp. 5.75% 2027[1]	13,025	13,682
Herc Holdings, Inc. 5.50% 2027[1]	3,200	3,377
Hexcel Corp. 4.20% 2027	3,693	3,978
Howmet Aerospace, Inc. 6.875% 2025	12,730	14,834
Howmet Aerospace, Inc. 6.75% 2028	1,715	2,076
IAA Spinco, Inc. 5.50% 2027[1]	1,950	2,051
Icahn Enterprises Finance Corp. 4.75% 2024	24,005	25,117
JELD-WEN Holding, Inc. 4.875% 2027[1]	15,171	15,796
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	34,545	36,299
LABL Escrow Issuer, LLC 6.75% 2026[1]	10,725	11,462
LABL Escrow Issuer, LLC 10.50% 2027[1]	16,650	18,390
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	114,646	6,088
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	8,059	428
MasTec, Inc. 4.50% 2028[1]	19,860	20,949
Meritor, Inc. 6.25% 2025[1]	9,500	10,132
Meritor, Inc. 4.50% 2028[1]	4,275	4,342
American High-Income Trust — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[2,3]	$2,650	$2,702
Mueller Water Products, Inc. 4.00% 2029[1]	13,130	13,509
NESCO Holdings II, Inc. 5.50% 2029[1]	5,345	5,586
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	9,150	9,440
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	4,375	4,626
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	22,475	24,520
Park River Holdings, Inc. 5.625% 2029[1]	17,205	16,764
Pitney Bowes, Inc. 6.875% 2027[1]	11,500	12,183
Prime Security Services Borrower, LLC 3.375% 2027[1]	8,100	7,867
Prime Security Services Borrower, LLC 6.25% 2028[1]	11,833	12,602
R.R. Donnelley & Sons Co. 6.125% 2026[1]	19,625	20,707
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	1,636	1,639
Rexnord Corp. 4.875% 2025[1]	22,992	23,527
Rolls-Royce PLC 5.75% 2027[1]	9,870	10,884
Sensata Technologies Holding BV 4.00% 2029[1]	8,600	8,740
Sensata Technologies, Inc. 3.75% 2031[1]	8,800	8,713
SkyMiles IP, Ltd. 4.75% 2028[1]	28,805	32,047
Spirit AeroSystems, Inc. 4.60% 2028	4,290	4,215
SRS Distribution, Inc. 4.625% 2028[1]	10,080	10,319
SRS Distribution, Inc. 6.125% 2029[1]	6,605	6,813
Stericycle, Inc. 5.375% 2024[1]	20,884	21,526
Stericycle, Inc. 3.875% 2029[1]	4,785	4,792
The Brink’s Co. 4.625% 2027[1]	10,371	10,827
Titan International, Inc. 7.00% 2028[1]	11,500	12,047
TransDigm, Inc. 8.00% 2025[1]	7,297	7,905
TransDigm, Inc. 6.25% 2026[1]	35,986	38,010
TransDigm, Inc. 6.375% 2026	9,800	10,165
TransDigm, Inc. 5.50% 2027	14,295	14,920
TransDigm, Inc. 7.50% 2027	6,770	7,211
TransDigm, Inc. 4.625% 2029[1]	12,030	12,070
Triumph Group, Inc. 6.25% 2024[1]	8,580	8,741
Triumph Group, Inc. 8.875% 2024[1]	9,516	10,598
Triumph Group, Inc. 7.75% 2025[1]	3,865	3,981
Uber Technologies, Inc. 8.00% 2026[1]	8,710	9,410
United Airlines Holdings, Inc. 6.50% 2027[1]	77,040	84,917
United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	5,867	6,231
United Airlines, Inc. 4.375% 2026[1]	4,385	4,545
United Airlines, Inc. 4.625% 2029[1]	14,440	14,963
United Rentals, Inc. 5.875% 2026	849	881
United Rentals, Inc. 5.25% 2030	5,484	6,014
United Rentals, Inc. 3.875% 2031	4,450	4,533
Vertical Holdco GMBH 7.625% 2028[1]	10,225	11,117
Vertical U.S. Newco, Inc. 5.25% 2027[1]	31,060	32,768
WESCO Distribution, Inc. 7.125% 2025[1]	20,750	22,450
WESCO Distribution, Inc. 7.25% 2028[1]	26,025	29,023
Western Global Airlines LLC 10.375% 2025[1]	6,870	7,879
XPO Logistics, Inc. 6.75% 2024[1]	3,102	3,226
XPO Logistics, Inc. 6.25% 2025[1]	6,500	6,922
		1,686,181
American High-Income Trust — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 5.77%	Principal amount (000)	Value (000)
Advisor Group Holdings, LLC 6.25% 2028[1]	$28,708	$30,353
AG Merger Sub II, Inc. 10.75% 2027[1]	75,170	83,721
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	27,805	29,257
Ally Financial, Inc. 8.00% 2031	13,941	20,051
Ally Financial, Inc. 8.00% 2031	1,122	1,580
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[1]	12,325	12,169
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	47,070	48,548
AssuredPartners, Inc. 7.00% 2025[1]	226	232
AssuredPartners, Inc. 8.00% 2027[1]	10,909	11,656
AssuredPartners, Inc. 5.625% 2029[1]	6,395	6,408
BroadStreet Partners, Inc. 5.875% 2029[1]	9,950	10,181
Compass Diversified Holdings 5.25% 2029[1]	66,060	68,785
Credit Acceptance Corp. 5.125% 2024[1]	9,190	9,551
Credit Suisse Group AG 7.50% junior subordinated perpetual bonds (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,6]	2,295	2,501
Fairstone Financial, Inc. 7.875% 2024[1]	10,309	10,783
Freedom Mortgage Corp. 7.625% 2026[1]	10,900	11,361
FS Energy and Power Fund 7.50% 2023[1]	87,571	90,715
Hightower Holding, LLC 6.75% 2029[1]	11,255	11,503
HUB International, Ltd. 7.00% 2026[1]	29,178	30,333
Icahn Enterprises Finance Corp. 5.25% 2027	10,503	10,859
Icahn Enterprises Finance Corp. 4.375% 2029[1]	9,175	9,159
Ladder Capital Corp. 5.25% 2022[1]	14,775	14,893
Ladder Capital Corp. 4.25% 2027[1]	27,061	27,112
LD Holdings Group LLC 6.125% 2028[1]	9,850	9,867
LPL Financial Holdings, Inc. 4.625% 2027[1]	18,198	18,911
LPL Financial Holdings, Inc. 4.00% 2029[1]	9,000	9,065
LPL Financial Holdings, Inc. 4.375% 2031[1]	18,525	18,782
MGIC Investment Corp. 5.25% 2028	7,625	8,092
MidCap Financial Issuer Trust 6.50% 2028[1]	13,250	13,883
MidCap Financial Issuer Trust 5.625% 2030[1]	10,125	10,177
MSCI, Inc. 5.375% 2027[1]	12,255	13,088
MSCI, Inc. 4.00% 2029[1]	15,793	16,708
MSCI, Inc. 3.625% 2030[1]	3,759	3,853
MSCI, Inc. 3.625% 2031[1]	28,050	28,808
MSCI, Inc. 3.875% 2031[1]	27,015	28,071
National Financial Partners Corp. 6.875% 2028[1]	22,989	24,270
Nationstar Mortgage Holdings, Inc. 5.50% 2028[1]	7,575	7,652
Navient Corp. 6.50% 2022	1,444	1,507
Navient Corp. 5.50% 2023	55,232	58,323
Navient Corp. 7.25% 2023	2,700	2,988
Navient Corp. 5.875% 2024	31,315	33,861
Navient Corp. 6.125% 2024	23,168	25,077
Navient Corp. 6.75% 2025	5,000	5,542
Navient Corp. 6.75% 2026	5,210	5,826
Navient Corp. 5.00% 2027	51,022	52,897
Navient Corp. 4.875% 2028	5,570	5,605
Navient Corp. 5.625% 2033	29,712	28,762
NFP Corp. 4.875% 2028[1]	10,000	10,175
OneMain Holdings, Inc. 7.125% 2026	22,870	26,665
Owl Rock Capital Corp. 4.625% 2024[1]	9,835	10,458
Owl Rock Capital Corp. 3.75% 2025	12,093	12,800
Owl Rock Capital Corp. 4.00% 2025	449	479
Owl Rock Capital Corp. 3.375% 2026	5,685	5,931
American High-Income Trust — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Quicken Loans, LLC 3.625% 2029[1]	$6,605	$6,536
Springleaf Finance Corp. 6.125% 2024	3,700	3,987
Springleaf Finance Corp. 6.625% 2028	4,960	5,703
Springleaf Finance Corp. 5.375% 2029	6,627	7,222
Starwood Property Trust, Inc. 5.00% 2021	18,169	18,283
Starwood Property Trust, Inc. 5.50% 2023[1]	7,195	7,546
Summer (BC) BidCo B LLC 5.50% 2026[1]	5,960	6,067
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	11,773	12,377
United Wholesale Mortgage, LLC 5.50% 2029[1]	5,325	5,331
		1,122,886
Information technology 4.35%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[2,3]	3,893	3,837
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	67,794	68,659
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	17,170	17,458
Avaya, Inc. 6.125% 2028[1]	7,090	7,598
Banff Merger Sub, Inc. 9.75% 2026[1]	33,267	35,055
Black Knight, Inc. 3.625% 2028[1]	21,350	21,269
BMC Software, Inc. 7.125% 2025[1]	6,940	7,444
BMC Software, Inc. 9.125% 2026[1]	4,290	4,544
Booz Allen Hamilton, Inc. 4.00% 2029[1]	9,635	9,864
Broadcom, Inc. 3.469% 2034[1]	2,578	2,730
CommScope Finance LLC 6.00% 2026[1]	10,242	10,825
Dell International LLC / EMC Corp. 8.10% 2036	7,925	12,096
Dell International LLC / EMC Corp. 8.35% 2046	9,017	14,771
Dell, Inc. 6.50% 2038	6,350	8,128
Dell, Inc. 5.40% 2040	1,825	2,161
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[2,3]	5,195	5,127
Diebold Nixdorf, Inc. 9.375% 2025[1]	86,900	96,627
Diebold, Inc. 8.50% 2024	24,505	25,118
Elastic NV 4.125% 2029[1]	15,900	15,900
Gartner, Inc. 4.50% 2028[1]	36,330	38,417
Gartner, Inc. 3.75% 2030[1]	7,525	7,708
Imola Merger Corp. 4.75% 2029[1]	5,000	5,150
J2 Global, Inc. 4.625% 2030[1]	5,390	5,587
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2024[2,3]	14	14
MicroStrategy, Inc. 6.125% 2028[1]	13,925	13,942
MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	32,508	32,847
NCR Corp. 5.125% 2029[1]	52,150	53,845
Oracle Corp. 3.95% 2051	7,985	8,726
PTC, Inc. 3.625% 2025[1]	216	223
Rocket Software, Inc. 6.50% 2029[1]	29,100	28,915
Sabre GLBL, Inc. 7.375% 2025[1]	1,950	2,123
Sabre Holdings Corp. 9.25% 2025[1]	7,154	8,526
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	23,475	23,568
Square, Inc. 2.75% 2026[1]	34,575	35,223
Square, Inc. 3.50% 2031[1]	26,860	27,129
Synaptics, Inc. 4.00% 2029[1]	4,250	4,277
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[2,3]	3,325	3,331
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	33,050	33,725
Unisys Corp. 6.875% 2027[1]	32,965	36,069
American High-Income Trust — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
VeriSign, Inc. 5.25% 2025	$3,068	$3,488
Veritas Holdings, Ltd. 10.50% 2024[1]	2,882	2,970
Veritas Holdings, Ltd. 7.50% 2025[1]	47,350	49,435
ViaSat, Inc. 5.625% 2027[1]	2,445	2,559
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	948	953
Xerox Corp. 5.00% 2025[1]	12,575	13,290
Xerox Corp. 5.50% 2028[1]	32,726	34,048
		845,299
Consumer staples 3.63%
Albertsons Companies, Inc. 3.50% 2023[1]	10,207	10,508
Albertsons Companies, Inc. 4.625% 2027[1]	650	681
Albertsons Companies, Inc. 3.50% 2029[1]	28,350	28,067
Albertsons Companies, Inc. 4.875% 2030[1]	5,915	6,316
B&G Foods, Inc. 5.25% 2025	48,026	49,388
B&G Foods, Inc. 5.25% 2027	25,552	26,645
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	5,070	5,441
Central Garden & Pet Co. 4.125% 2030	12,556	12,868
Central Garden & Pet Co. 4.125% 2031[1]	14,605	14,810
Coty, Inc. 5.00% 2026[1]	11,000	11,184
Coty, Inc. 6.50% 2026[1]	7,980	8,100
Darling Ingredients, Inc. 5.25% 2027[1]	7,931	8,351
Edgewell Personal Care Co. 5.50% 2028[1]	4,775	5,071
Energizer Holdings, Inc. 4.375% 2029[1]	9,560	9,583
Ingles Markets, Inc. 4.00% 2031[1]	14,105	14,105
JBS Luxembourg SARL 3.625% 2032[1]	12,260	12,268
Kraft Heinz Company 3.00% 2026	9,128	9,725
Kraft Heinz Company 3.875% 2027	17,995	19,786
Kraft Heinz Company 3.75% 2030	2,285	2,511
Kraft Heinz Company 4.25% 2031	16,793	19,095
Kraft Heinz Company 4.625% 2039	2,950	3,446
Kraft Heinz Company 5.00% 2042	15,840	19,379
Kraft Heinz Company 5.20% 2045	6,760	8,408
Kraft Heinz Company 4.375% 2046	38,099	43,244
Kraft Heinz Company 4.875% 2049	26,225	31,905
Kraft Heinz Company 5.50% 2050	13,680	17,793
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	17,470	17,758
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	49,945	50,126
Lamb Weston Holdings, Inc. 4.625% 2024[1]	7,754	8,045
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	23,677	23,781
Post Holdings, Inc. 5.625% 2028[1]	15,185	16,142
Post Holdings, Inc. 5.50% 2029[1]	14,799	15,904
Post Holdings, Inc. 4.625% 2030[1]	56,166	57,181
Post Holdings, Inc. 4.50% 2031[1]	23,500	23,491
Prestige Brands International, Inc. 5.125% 2028[1]	11,533	12,183
Prestige Brands International, Inc. 3.75% 2031[1]	14,440	13,951
Simmons Foods, Inc. 4.625% 2029[1]	19,185	19,376
Spectrum Brands, Inc. 5.75% 2025	3,272	3,357
TreeHouse Foods, Inc. 4.00% 2028	1,540	1,531
Triton Water Holdings, Inc. 6.25% 2029[1]	11,185	11,228
United Natural Foods, Inc. 6.75% 2028[1]	30,145	32,502
		705,234
American High-Income Trust — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 3.26%	Principal amount (000)	Value (000)
Brookfield Property REIT, Inc. 5.75% 2026[1]	$82,121	$86,439
Diversified Healthcare Trust 4.75% 2024	4,950	5,092
Diversified Healthcare Trust 9.75% 2025	6,800	7,540
Diversified Healthcare Trust 4.75% 2028	3,315	3,270
Diversified Healthcare Trust 4.375% 2031	23,630	22,673
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[1]	10,125	10,214
Hospitality Properties Trust 7.50% 2025	4,209	4,769
Howard Hughes Corp. 5.375% 2028[1]	40,458	43,032
Howard Hughes Corp. 4.125% 2029[1]	32,238	32,340
Howard Hughes Corp. 4.375% 2031[1]	49,287	49,207
Iron Mountain, Inc. 4.875% 2027[1]	36,285	37,664
Iron Mountain, Inc. 5.00% 2028[1]	6,202	6,457
Iron Mountain, Inc. 5.25% 2028[1]	26,460	27,745
Iron Mountain, Inc. 5.25% 2030[1]	52,125	55,248
Iron Mountain, Inc. 4.50% 2031[1]	19,090	19,353
Kennedy-Wilson Holdings, Inc. 4.75% 2029	42,180	43,506
Kennedy-Wilson Holdings, Inc. 5.00% 2031	39,595	40,783
Ladder Capital Corp. 5.25% 2025[1]	14,319	14,587
Medical Properties Trust, Inc. 5.00% 2027	19,172	20,348
Medical Properties Trust, Inc. 3.50% 2031	4,187	4,234
Park Intermediate Holdings LLC 4.875% 2029[1]	32,595	33,759
QTS Realty Trust, Inc. 3.875% 2028[1]	8,900	9,529
Realogy Corp. 9.375% 2027[1]	9,835	10,941
Realogy Corp. 5.75% 2029[1]	14,475	15,152
Realogy Group LLC 7.625% 2025[1]	3,645	3,958
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	12,830	12,874
Service Properties Trust 5.50% 2027	2,300	2,458
WeWork Companies, Inc. 7.875% 2025[1]	2,400	2,511
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	7,605	7,862
		633,545
Utilities 2.92%
AES Corp. 3.30% 2025[1]	12,600	13,485
AmeriGas Partners LP 5.75% 2027	5,878	6,572
Calpine Corp. 5.25% 2026[1]	2,135	2,202
Calpine Corp. 4.50% 2028[1]	4,000	4,085
Calpine Corp. 5.125% 2028[1]	8,282	8,439
Calpine Corp. 3.75% 2031[1]	5,550	5,293
Calpine Corp. 5.00% 2031[1]	15,000	14,955
DPL, Inc. 4.125% 2025	12,465	13,384
DPL, Inc. 4.35% 2029	5,850	6,357
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	18,225	21,378
Enfragen Energia Sur SA 5.375% 2030[1]	9,700	9,666
FirstEnergy Corp. 4.40% 2027[6]	550	599
FirstEnergy Corp. 2.25% 2030	21,125	20,280
FirstEnergy Corp. 2.65% 2030	6,754	6,737
FirstEnergy Corp. 7.375% 2031	17,026	23,344
FirstEnergy Corp. 5.35% 2047[6]	6,825	8,202
FirstEnergy Corp. 3.40% 2050	23,669	23,262
FirstEnergy Transmission LLC 2.866% 2028[1]	12,350	12,809
Inversiones Latin America Power 5.125% 2033[1]	6,530	6,479
Investment Energy Resources, Ltd. 6.25% 2029[1]	2,710	2,937
NextEra Energy Partners LP 4.25% 2024[1]	3,163	3,341
NextEra Energy Partners LP 3.875% 2026[1]	2,373	2,514
American High-Income Trust — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 7.50% 2026	$20,525	$18,770
NRG Energy, Inc. 7.25% 2026	10,807	11,231
NRG Energy, Inc. 3.625% 2031[1]	18,625	18,326
Pacific Gas and Electric Co. 3.00% 2028	6,400	6,439
Pacific Gas and Electric Co. 3.75% 2028	6,000	6,294
Pacific Gas and Electric Co. 4.55% 2030	8,203	8,781
Pacific Gas and Electric Co. 2.50% 2031	2,000	1,877
Pacific Gas and Electric Co. 3.25% 2031	3,500	3,447
Pacific Gas and Electric Co. 3.30% 2040	4,540	4,110
Pacific Gas and Electric Co. 3.50% 2050	8,040	7,176
Pacific Gas and Electric Co. 4.95% 2050	6,675	6,877
PG&E Corp. 5.00% 2028	51,670	52,312
PG&E Corp. 5.25% 2030	42,520	43,044
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	4,803	4,746
Talen Energy Corp. 10.50% 2026[1]	80,412	58,248
Talen Energy Corp. 7.25% 2027[1]	63,062	58,924
Talen Energy Corp. 6.625% 2028[1]	1,819	1,669
Talen Energy Supply, LLC 7.625% 2028[1]	23,355	21,887
Vistra Operations Co. LLC 3.55% 2024[1]	5,769	6,095
Vistra Operations Co. LLC 4.375% 2029[1]	11,650	11,723
		568,296
Total corporate bonds, notes & loans		17,196,255
U.S. Treasury bonds & notes 0.38% U.S. Treasury 0.29%
U.S. Treasury 2.625% 2021[10]	55,000	55,646
U.S. Treasury inflation-protected securities 0.09%
U.S. Treasury Inflation-Protected Security 0.125% 2051[10,11]	16,408	17,986
Total U.S. Treasury bonds & notes		73,632
Asset-backed obligations 0.02%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[1,12]	5,000	5,041
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	50	50
Total bonds, notes & other debt instruments (cost: $16,836,093,000)		17,274,978
Convertible bonds & notes 0.43% Communication services 0.28%
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	3,500	6,208
DISH DBS Corp., convertible notes, 3.375% 2026	42,635	43,616
Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	4,500	5,044
		54,868
American High-Income Trust — Page 19 of 28

unaudited
Convertible bonds & notes (continued) Industrials 0.05%	Principal amount (000)	Value (000)
American Airlines Group, Inc., convertible notes, 6.50% 2025	$3,200	$5,032
Southwest Airlines Co., convertible notes, 1.25% 2025	3,631	5,517
		10,549
Consumer discretionary 0.05%
NCL Corp., Ltd., convertible notes, 5.375% 2025[1]	2,530	4,614
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	3,350	4,581
		9,195
Information technology 0.04%
Sabre GLBL, Inc., convertible notes, 4.00% 2025	4,000	7,300
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)[1,5,7,8]	2,194	2,194
Total convertible bonds & notes (cost: $74,080,000)		84,106
Convertible stocks 0.21% Financials 0.18%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[1]	26,724	33,741
Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	57,000	5,778
Total convertible stocks (cost: $31,325,000)		39,519
Common stocks 5.38% Energy 2.42%
Chesapeake Energy Corp.	2,651,622	137,672
Chesapeake Energy Corp.[1,7]	13,599	678
Oasis Petroleum, Inc.[9]	1,299,833	130,698
Denbury, Inc.[13]	843,500	64,764
Extraction Oil & Gas, Inc.[13]	785,434	43,128
Extraction Oil & Gas, Inc.[1,7,13,14]	267,195	14,085
Diamond Offshore Drilling, Inc.[13]	3,120,572	19,815
Diamond Offshore Drilling, Inc.[1,7,8,13]	1,092,958	5,830
Weatherford International[13]	1,390,634	25,310
Ascent Resources - Utica LLC, Class A7,8,13,14	90,532,504	18,107
California Resources Corp.[13]	183,103	5,519
McDermott International, Ltd.[13]	3,921,721	1,922
McDermott International, Ltd.[1,13,14]	1,745,604	855
Southwestern Energy Co.[13]	229,524	1,301
Mesquite Energy, Inc.[7,8,13]	109,992	660
Tapstone Energy, LLC[1,7,8,9,13]	498,479	5
Petroplus Holdings AG7,8,13	3,360,000	—[15]
		470,349
Health care 1.06%
Rotech Healthcare, Inc.[7,8,9,13,14]	1,916,276	206,000
American High-Income Trust — Page 20 of 28

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Common stocks (continued) Industrials 0.62%	Shares	Value (000)
New AMI I, LLC[7,8,9,13]	13,950,408	$121,368
Communication services 0.36%
Frontier Communications Parent, Inc.[13]	1,873,818	49,469
iHeartMedia, Inc., Class A13	378,645	10,197
Cumulus Media, Inc., Class A13	561,642	8,228
Clear Channel Outdoor Holdings, Inc.[13]	890,868	2,352
		70,246
Consumer discretionary 0.36%
MYT Holding Co., Class B7,9,13	7,468,376	41,450
NMG Parent LLC[7,13]	192,637	26,006
NMG Parent LLC[1,7,13]	21,825	2,622
		70,078
Materials 0.28%
Hexion Holdings Corp., Class B9,13	3,003,813	54,068
Financials 0.14%
Navient Corp.	775,000	14,981
Jonah Energy Parent LLC[7,8,9,13]	747,471	11,212
		26,193
Information technology 0.11%
MoneyGram International, Inc.[13]	1,310,886	13,214
Diebold Nixdorf, Inc.[13]	685,000	8,795
		22,009
Utilities 0.03%
Vistra Corp.	301,892	5,600
Total common stocks (cost: $768,215,000)		1,045,911
Preferred securities 0.16% Consumer discretionary 0.10%
MYT Holding LLC, Series A, preferred shares	19,884,070	20,331
Industrials 0.05%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,13]	13,566	9,544
Financials 0.01%
Ladenburg Thalmann Financial Services, Inc., noncumulative preferred shares	80,000	1,800
Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[7,8,13]	1,130	57
Total preferred securities (cost: $33,872,000)		31,732
American High-Income Trust — Page 21 of 28

unaudited
Rights & warrants 0.14% Energy 0.09%	Shares	Value (000)
Chesapeake Energy Corp., Class B, warrants, expire 2026[13]	338,114	$8,057
Chesapeake Energy Corp., Class A, warrants, expire 2026[13]	227,724	6,121
Chesapeake Energy Corp., Class C, warrants, expire 2026[13]	143,513	2,994
California Resources Corp., warrants, expire 2024[13]	16,108	124
Denbury, Inc., Series B, warrants, expire 2023[1,13]	155	6
McDermott International, Inc., warrants, expire 2027[7,8,13]	845,563	—[15]
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,13]	42,744	—[15]
		17,302
Consumer discretionary 0.05%
NMG Parent LLC, warrants, expire 2027[7,13]	407,047	9,308
Utilities 0.00%
Vistra Energy Corp., rights[1,7,8,13]	2,202	—[15]
Total rights & warrants (cost: $45,001,000)		26,610
Short-term securities 3.93% Money market investments 3.93%
Capital Group Central Cash Fund 0.04%[9,16]	7,642,407	764,241
Total short-term securities (cost: $764,469,000)		764,241
Total investment securities 99.09% (cost: $18,553,055,000)		19,267,097
Other assets less liabilities 0.91%		177,314
Net assets 100.00%		$19,444,411
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 6/30/2021[18] (000)	Unrealized depreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	3,772	October 2021	$754,400	$831,048	$(1,412)
10 Year Ultra U.S. Treasury Note Futures	Short	541	September 2021	(54,100)	(79,637)	(1,248)
10 Year U.S. Treasury Note Futures	Short	5,036	September 2021	(503,600)	(667,270)	(1,497)
						$(4,157)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$909,905	$(92,845)	$(83,396)	$(9,449)
American High-Income Trust — Page 22 of 28

unaudited
Investments in affiliates9

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Interest or dividend income (000)
Bonds, notes & other debt instruments 0.08%
Energy 0.08%
Oasis Petroleum, Inc. 6.375% 2026[1]	$—	$17,173	$1,968	$43	$548	$15,796	$56
Health care 0.00%
Concordia International Corp. 8.00% 2024[19]	3,202	—	3,316	(62)	176	—	72
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[3,19]	873	—	896	(45)	68	—	32
						—
Total bonds, notes & other debt instruments						15,796
Common stocks 2.91%
Energy 0.67%
Oasis Petroleum, Inc.	—	70,539	22,657	19,729	63,087	130,698	1,147
Tapstone Energy, LLC[1,7,8,13]	5	—	—	—	—	5	—
Ascent Resources - Utica LLC, Class A7,8,13,14,19	19,012	—	—	—	(905)	—	—
Tribune Resources, LLC[7,13,19]	5,425	—	5,124	(28,461)	28,160	—	—
						130,703
Health care 1.06%
Rotech Healthcare, Inc.[7,8,13,14]	111,144	—	—	—	94,856	206,000	—
Advanz Pharma Corp., Ltd.[13,19]	13,484	—	46,225	(11,465)	44,206	—	—
						206,000
Industrials 0.63%
New AMI I, LLC[7,8,13],[20]	84,679	—[15]	—	—	36,689	121,368	—
Consumer discretionary 0.21%
MYT Holding Co., Class B7,13	7,069	26	—[15]	—[15]	34,355	41,450	—
Materials 0.28%
Hexion Holdings Corp., Class B13	30,095	1,898	1,620	895	22,800	54,068	—
Financials 0.06%
Jonah Energy Parent LLC[7,8,13]	—	10,146	—	—	1,066	11,212	—
Total common stocks						564,801
Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[7,13,19]	—[15]	—	—[15]	(264)	264	—	—
Tribune Resources, LLC, Class B, warrants, expire 2023[7,13,19]	—[15]	—	—[15]	(16)	16	—	—
Tribune Resources, LLC, Class C, warrants, expire 2023[7,13,19]	—[15]	—	—[15]	(28)	28	—	—
						—
Short-term securities 3.93%
Money market investments 3.93%
Capital Group Central Cash Fund 0.04%[16]	617,276	4,077,276	3,930,226	(27)	(58)	764,241	512
Total 6.92%				$(19,701)	$325,356	$1,344,838	$1,819
American High-Income Trust — Page 23 of 28

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,062,619,000, which represented 62.04% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $482,327,000, which represented 2.48% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $545,143,000, which represented 2.80% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $57,775,000, which represented .30% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 6/30/2021.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
[19]	Unaffiliated issuer at 6/30/2021.
[20]	This security changed its name during the reporting period.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$41,128	$206,000	1.06%
Ascent Resources - Utica LLC, Class A	4/25/2016-11/15/2016	4,340	18,107.09
Extraction Oil & Gas, Inc.	1/20/2021	6,738	14,085.07
McDermott International, Ltd.	4/4/2018-12/31/2020	7,967	855.01
Total private placement securities		$ 60,173	$239,047	1.23%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 24 of 28

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $910,225,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $660,148,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 25 of 28

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,120,238	$76,017	$17,196,255
U.S. Treasury bonds & notes	—	73,632	—	73,632
Asset-backed obligations	—	5,041	—	5,041
Municipals	—	50	—	50
Convertible bonds & notes	—	81,912	2,194	84,106
Convertible stocks	5,778	33,741	—	39,519
Common stocks	578,073	104,656	363,182	1,045,911
Preferred securities	1,800	20,331	9,601	31,732
Rights & warrants	17,302	9,308	—[1]	26,610
Short-term securities	764,241	—	—	764,241
Total	$1,367,194	$17,448,909	$450,994	$19,267,097
	Other investments[2]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(4,157)	$—	$—	$(4,157)
Unrealized depreciation on credit default swaps	—	(9,449)	—	(9,449)
Total	$(4,157)	$(9,449)	$—	$(13,606)
[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2021 (dollars in thousands):
	Beginning value at 10/1/2020	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 6/30/2021
Investment securities	$336,162	$1	$92,663	$(130,623)	$(52,072)	$214,064	$(9,201)	$450,994
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$177,293
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 26 of 28

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$ 76,017	Estimated recovery value	Expected sale proceeds	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	50%	50%	Decrease
		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible securities	2,194	Transaction price	N/A	N/A	N/A	N/A
Common stocks	363,182	Liquidation value	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Adjustment based on market decline	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	5.9x	5.9x	Increase
			EV/EBITDA less CapEx multiple	10.0x - 17.7x	14.8x	Increase
			Discount to EV/EBITDA less CapEx multiple	21%	21%	Decrease
			DLOM	16% - 21%	19%	Decrease
		Recent market information	Vendor price	N/A	N/A	N/A
			DLOM	16%	16%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
Preferred securities	9,601	Estimated recovery value	Par value	N/A	N/A	N/A
			Risk discount	95%	95%	Decrease
		Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	—[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$ 450,994
[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations and symbol
Auth. = Authority
CapEx = Capital expenditure
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
YTM = Yield to maturity
American High-Income Trust — Page 27 of 28

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-021-0821O-S85335	American High-Income Trust — Page 28 of 28